INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
Deferred Tax Assets, Gross	$ 3,310,243	$ 2,789,552
Operating Loss Carryforwards	$ 12,125,000
Potential tax benefit arising from nols		5,474,000
Potential tax benefit arising from net operating loss carry forward		$ 6,651,000